DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (90.26%)
COMMUNICATION SERVICES – (8.98%)
Media & Entertainment – (8.98%)
Alphabet Inc., Class A *	2,803	$3,414,615
Alphabet Inc., Class C *	47,393	57,662,115
ASAC II L.P. *(a)(b)	35,352	36,356
Facebook, Inc., Class A *	164,280	31,908,104
Fang Holdings Ltd., Class A, ADR (China)*	250,701	518,951
MultiChoice Group Ltd. (South Africa)*	244,720	2,287,416
	Total Communication Services	95,827,557
CONSUMER DISCRETIONARY – (33.61%)
Automobiles & Components – (1.93%)
Adient plc *	866,510	20,579,612
Consumer Services – (10.29%)
New Oriental Education & Technology Group, Inc., ADR (China)*	1,030,970	107,540,481
Tarena International, Inc., Class A, ADR (China)*	1,446,419	2,299,806
		109,840,287
Retailing – (21.39%)
Alibaba Group Holding Ltd., ADR (China)*	374,080	64,756,989
Amazon.com, Inc. *	23,590	44,037,340
JD.com, Inc., Class A, ADR (China)*	1,194,125	35,716,279
Meituan Dianping, Class B (China)*	1,753,529	14,179,363
Naspers Ltd. - N (South Africa)	244,720	59,652,976
Quotient Technology Inc. *	950,770	10,002,101
		228,345,048
	Total Consumer Discretionary	358,764,947
ENERGY – (3.96%)
Apache Corp.	513,170	12,531,612
Encana Corp. (Canada)	3,515,690	16,066,703
Seven Generations Energy Ltd., Class A (Canada)*	2,465,110	13,690,905
	Total Energy	42,289,220
FINANCIALS – (26.00%)
Banks – (12.97%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	520,880	16,371,258
Danske Bank A/S (Denmark)	1,170,820	17,377,974
DBS Group Holdings Ltd. (Singapore)	1,723,230	32,856,523
DNB ASA (Norway)	811,930	14,525,914
Metro Bank PLC (United Kingdom)*	1,498,712	6,526,873
Wells Fargo & Co.	1,049,150	50,789,352
		138,447,894
Diversified Financials – (8.28%)
Capital Markets – (1.72%)
Futu Holdings Ltd., Class A, ADR (China)*	53,980	611,593
Julius Baer Group Ltd. (Switzerland)	257,550	11,005,783
Noah Holdings Ltd., ADS (China)*	207,210	6,701,172
		18,318,548
Consumer Finance – (4.36%)
Capital One Financial Corp.	409,190	37,817,340
Yirendai Ltd., ADR (China)*	779,190	8,719,136
		46,536,476

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (2.20%)
Berkshire Hathaway Inc., Class B *	114,540	$23,529,952
		88,384,976
Insurance – (4.75%)
Life & Health Insurance – (1.55%)
AIA Group Ltd. (Hong Kong)	1,613,980	16,550,946
Multi-line Insurance – (3.20%)
Sul America S.A. (Brazil)	3,103,102	34,166,768
		50,717,714
	Total Financials	277,550,584
INDUSTRIALS – (10.44%)
Capital Goods – (8.24%)
Ferguson PLC (United Kingdom)	607,704	45,220,911
Schneider Electric SE (France)	187,230	16,153,469
United Technologies Corp.	198,620	26,535,632
		87,910,012
Commercial & Professional Services – (0.07%)
China Index Holdings Ltd., ADR (China)*	258,489	744,449
Transportation – (2.13%)
InterGlobe Aviation Ltd. (India)	1,004,105	22,737,935
	Total Industrials	111,392,396
INFORMATION TECHNOLOGY – (7.27%)
Semiconductors & Semiconductor Equipment – (4.14%)
Applied Materials, Inc.	645,870	31,886,602
Intel Corp.	243,500	12,308,925
		44,195,527
Technology Hardware & Equipment – (3.13%)
Hollysys Automation Technologies Ltd. (China)	1,935,353	33,462,253
	Total Information Technology	77,657,780
TOTAL COMMON STOCK – (Identified cost $857,092,076)		963,482,484
PREFERRED STOCK – (8.95%)
CONSUMER DISCRETIONARY – (4.03%)
Retailing – (4.03%)
Missfresh Ltd., Series E (China)*(a)(b)	10,559,338	43,069,428
	Total Consumer Discretionary	43,069,428
INDUSTRIALS – (4.92%)
Transportation – (4.92%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	479,462	23,096,787
Didi Chuxing Joint Co., Series B (China)*(a)(b)	63,325	3,050,511
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,398,770	14,783,380
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,881,391	11,594,824
	Total Industrials	52,525,502
TOTAL PREFERRED STOCK – (Identified cost $84,245,749)		95,594,930

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.01%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $4,300,308 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/19-05/20/69, total market value $4,386,000)	$4,300,000	$4,300,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.55%, 08/01/19, dated 07/31/19, repurchase value of $2,150,152 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 02/01/28-02/01/49, total market value $2,193,000)	2,150,000	2,150,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $4,300,308 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 01/01/28-08/01/49, total market value $4,386,000)	4,300,000	4,300,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,750,000)	10,750,000
	Total Investments – (100.22%) – (Identified cost $952,087,825)		1,069,827,414
	Liabilities Less Other Assets – (0.22%)		(2,352,432)
		Net Assets – (100.00%)	$1,067,474,982

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $95,631,286 or 8.96% of the Fund's net assets as of July 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (91.15%)
COMMUNICATION SERVICES – (2.72%)
Media & Entertainment – (2.72%)
58.com Inc., Class A, ADR (China)*	3,180	$179,288
Baidu, Inc., Class A, ADR (China)*	20,645	2,306,047
Fang Holdings Ltd., Class A, ADR (China)*	141,608	293,129
iQIYI, Inc., Class A, ADR (China)*	263,290	4,894,561
MultiChoice Group Ltd. (South Africa)*	107,960	1,009,110
	Total Communication Services	8,682,135
CONSUMER DISCRETIONARY – (34.84%)
Consumer Durables & Apparel – (0.47%)
Hunter Douglas N.V. (Netherlands)	22,146	1,498,840
Consumer Services – (9.81%)
New Oriental Education & Technology Group, Inc., ADR (China)*	290,390	30,290,581
Tarena International, Inc., Class A, ADR (China)*	613,510	975,481
		31,266,062
Retailing – (24.56%)
Alibaba Group Holding Ltd., ADR (China)*	123,620	21,399,858
Ctrip.com International, Ltd., ADR (China)*	129,590	5,051,418
JD.com, Inc., Class A, ADR (China)*	763,610	22,839,575
Meituan Dianping, Class B (China)*	335,611	2,713,813
Naspers Ltd. - N (South Africa)	107,960	26,316,343
		78,321,007
	Total Consumer Discretionary	111,085,909
ENERGY – (4.78%)
Encana Corp. (Canada)	1,499,210	6,851,390
Seven Generations Energy Ltd., Class A (Canada)*	1,513,240	8,404,341
	Total Energy	15,255,731
FINANCIALS – (25.06%)
Banks – (14.27%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	250,740	7,880,758
Danske Bank A/S (Denmark)	519,420	7,709,526
DBS Group Holdings Ltd. (Singapore)	825,760	15,744,621
DNB ASA (Norway)	675,642	12,087,640
Metro Bank PLC (United Kingdom)*	475,290	2,069,882
		45,492,427
Diversified Financials – (5.36%)
Capital Markets – (4.45%)
Futu Holdings Ltd., Class A, ADR (China)*	18,290	207,226
Julius Baer Group Ltd. (Switzerland)	244,600	10,452,395
Noah Holdings Ltd., ADS (China)*	109,270	3,533,792
		14,193,413
Consumer Finance – (0.91%)
Yirendai Ltd., ADR (China)*	258,470	2,892,279
		17,085,692

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
Insurance – (5.43%)
Life & Health Insurance – (1.55%)
AIA Group Ltd. (Hong Kong)	483,700	$4,960,218
Multi-line Insurance – (3.88%)
Sul America S.A. (Brazil)	1,122,619	12,360,620
		17,320,838
	Total Financials	79,898,957
INDUSTRIALS – (19.99%)
Capital Goods – (14.26%)
Brenntag AG (Germany)	71,901	3,511,754
Ferguson PLC (United Kingdom)	219,372	16,324,068
Safran S.A. (France)	56,990	8,181,534
Schneider Electric SE (France)	202,560	17,476,082
		45,493,438
Commercial & Professional Services – (1.01%)
China Index Holdings Ltd., ADR (China)*	1,116,608	3,215,831
Transportation – (4.72%)
Azul S.A., ADR (Brazil)*	68,900	2,804,230
InterGlobe Aviation Ltd. (India)	540,477	12,239,090
		15,043,320
	Total Industrials	63,752,589
INFORMATION TECHNOLOGY – (3.76%)
Technology Hardware & Equipment – (3.76%)
Hollysys Automation Technologies Ltd. (China)	693,546	11,991,410
	Total Information Technology	11,991,410
TOTAL COMMON STOCK – (Identified cost $302,412,405)		290,666,731
PREFERRED STOCK – (7.77%)
CONSUMER DISCRETIONARY – (4.21%)
Retailing – (4.21%)
Missfresh Ltd., Series E (China)*(a)(b)	3,292,318	13,428,706
	Total Consumer Discretionary	13,428,706
INDUSTRIALS – (3.56%)
Transportation – (3.56%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,505	6,190,382
Grab Holdings Inc., Series F (Singapore)*(a)(b)	549,889	3,388,911
Grab Holdings Inc., Series G (Singapore)*(a)(b)	286,316	1,764,537
	Total Industrials	11,343,830
TOTAL PREFERRED STOCK – (Identified cost $22,028,595)		24,772,536

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.20%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,532,110 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/19-05/20/69, total market value $1,562,640)	$1,532,000	$1,532,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.55%, 08/01/19, dated 07/31/19, repurchase value of $765,054 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.00%, 09/01/19-08/01/49, total market value $780,300)	765,000	765,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,532,110 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.83%-5.00%, 04/01/25-08/01/49, total market value $1,562,640)	1,532,000	1,532,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,829,000)	3,829,000
	Total Investments – (100.12%) – (Identified cost $328,270,000)		319,268,267
	Liabilities Less Other Assets – (0.12%)		(380,542)
		Net Assets – (100.00%)	$318,887,725

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $24,772,536 or 7.77% of the Fund's net assets as of July 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a number of  subjective factors  and is therefore  subject to the  unavoidable risk  that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2019 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$93,503,785	$7,673,025
Consumer Discretionary	284,932,608	80,556,913
Energy	42,289,220	15,255,731
Financials	178,706,571	26,874,675
Industrials	27,280,081	6,020,061
Information Technology	77,657,780	11,991,410
Total Level 1	704,370,045	148,371,815
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Communication Services	2,287,416	1,009,110
Consumer Discretionary	73,832,339	30,528,996
Financials	98,844,013	53,024,282
Industrials	84,112,315	57,732,528
Short-term securities	10,750,000	3,829,000
Total Level 2	269,826,083	146,123,916
Level 3 – Significant Unobservable Inputs:
Common stock:
Communication Services	36,356	–
Preferred stock:
Consumer Discretionary	43,069,428	13,428,706
Industrials	52,525,502	11,343,830
Total Level 3	95,631,286	24,772,536
Total Investments	$1,069,827,414	$319,268,267

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2019 was $(1,260,403) and $(461,672) for Davis Global Fund and Davis International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance November 1, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance July 31, 2019
Davis Global Fund
Investments in Securities:
Common Stock	$34,518	$–	$1,838	$–	$–	$36,356
Preferred Stock	96,857,171	–	(1,262,241)	–	–	95,594,930
Total Level 3	$96,891,689	$–	$(1,260,403)	$–	$–	$95,631,286
Davis International Fund
Investments in Securities:
Preferred Stock	$25,234,208	$–	$(461,672)	$–	$–	$24,772,536
Total Level 3	$25,234,208	$–	$(461,672)	$–	$–	$24,772,536

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount or	Impact to Valuation from
	July 31, 2019	Technique	Input(s)	Range	an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$36,356	Discounted Cash Flow	Annualized Yield	3.139%	Decrease

Preferred Stock	26,147,298	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.50	Increase

Preferred Stock	26,378,204	Market Approach	Transaction Price	$6.1629	Increase

Preferred Stock	43,069,428	Market Approach	Volume-Weighted Transaction Price	$3.4822-$4.2843	Increase
Total Level 3	$95,631,286
Davis International Fund
Investments in Securities:
Preferred Stock	$6,190,382	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.50	Increase

Preferred Stock	5,153,448	Market Approach	Transaction Price	$6.1629	Increase

Preferred Stock	13,428,706	Market Approach	Volume-Weighted Transaction Price	$3.4822-$4.2843	Increase
Total Level 3	$24,772,536

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At July 31, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$953,228,937	$328,282,066
Unrealized appreciation	225,429,982	40,422,097
Unrealized depreciation	(108,831,505)	(49,435,896)
Net unrealized appreciation (depreciation)	$116,598,477	$(9,013,799)